CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests. CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2013	¥ 3,033,490	¥ 4,088,484,766	¥ 118,449,230	¥ 372,634,580	¥ 5,498,934,733		¥ (1,551,141,268)	¥ 8,530,395,531	¥ 199,690,428		¥ 8,730,085,959
Balance (in shares) at Dec. 31, 2013 | shares	33,828,251					3,777,087	3,777,087
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 47,659	203,948,557						203,996,216			203,996,216
Issuance of common stock pursuant to share incentive plan (in shares) | shares	773,149
Share-based compensation		370,035,789						370,035,789			370,035,789
Repurchasing common stock							¥ (446,155,147)	(446,155,147)			(446,155,147)
Repurchasing common stock (in shares) | shares	(392,307)					392,307	392,307
Foreign currency translation adjustments				(53,592,067)				(53,592,067)			(53,592,067)
Unrealized securities holding gains				222,706,701				222,706,701			222,706,701
Early Conversion of Convertible Notes		(3,478,183)					¥ 114,293,637	110,815,454			110,815,454
Early Conversion of Convertible Notes (in shares) | shares	233,400					(233,400)	(233,400)
Net income / (loss)					467,164,487			467,164,487	(78,420,837)		388,743,650
Disposal of a stake of shares of a subsidiary									(280,076)		(280,076)
Issuance of convertible preferred shares by a subsidiary									186,141,343		186,141,343
Acquisition of a subsidiary									273,179,200		273,179,200
Acquisition of additional stake in subsidiary	¥ 299	21,222,057						21,222,356	(44,268,537)		(23,046,181)
Acquisition of additional stake in subsidiary ( in Shares) | shares	29,864
Balance at Sep. 30, 2014	¥ 3,081,448	4,680,212,986	118,449,230	541,749,214	5,966,099,220		¥ (1,883,002,778)	9,426,589,320	536,041,521		9,962,630,841
Balance (in shares) at Sep. 30, 2014 | shares	34,472,357					3,935,994	3,935,994
Balance at Dec. 31, 2013	¥ 3,033,490	4,088,484,766	118,449,230	372,634,580	5,498,934,733		¥ (1,551,141,268)	8,530,395,531	199,690,428		8,730,085,959
Balance (in shares) at Dec. 31, 2013 | shares	33,828,251					3,777,087	3,777,087
Balance at Dec. 31, 2014	¥ 3,085,272	4,828,021,816	134,098,747	443,579,376	5,726,024,997	$ 3,323,262	¥ (1,605,630,913)	9,529,179,295	848,548,293		10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 40,679	160,912,514						160,953,193			160,953,193
Issuance of common stock pursuant to share incentive plan (in shares) | shares	653,449
Share-based compensation		446,110,251						446,110,251			446,110,251
Repurchasing common stock							¥ (834,688,738)	(834,688,738)			(834,688,738)
Repurchasing common stock (in shares) | shares	(474,547)					474,547	474,547
Foreign currency translation adjustments				(301,567,389)				(301,567,389)		$ (47,449,083)	(301,567,389)
Unrealized securities holding gains				639,659,744				639,659,744		100,645,060	639,659,744
Purchasing of Purchased Call Option		(805,504,000)						(805,504,000)			(805,504,000)
Sale of Issued Warrants		523,404,000						523,404,000			523,404,000
Early Conversion of Convertible Notes		2,621,976					¥ 24,045,764	26,667,740			26,667,740
Early Conversion of Convertible Notes (in shares) | shares	55,590					(55,590)	(55,590)
Net income / (loss)					2,431,928,022			2,431,928,022	(82,280,999)	369,697,120	2,349,647,023
Disposal of a stake of shares of a subsidiary		15,824,133						15,824,133	(757,619,709)		(741,795,576)
Issuance of convertible preferred shares by a subsidiary									725,512,512		725,512,512
Acquisition of a subsidiary									365,304,723		365,304,723
Acquisition of additional stake in subsidiary		(10,078,392)						(10,078,392)	(36,158,509)		(46,236,901)
Balance at Sep. 30, 2015	¥ 3,125,951	¥ 5,161,312,298	¥ 134,098,747	¥ 781,671,731	¥ 8,157,953,019		¥ (2,416,273,887)	¥ 11,821,887,859	¥ 1,063,306,311	$ 2,027,376,513	¥ 12,885,194,170
Balance (in shares) at Sep. 30, 2015 | shares	35,381,474					3,742,219	3,742,219